PROMISSORY NOTES 01/31/17 (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2015	Jul. 31, 2015	Jan. 31, 2017	Jan. 31, 2016	Nov. 30, 2016	May 31, 2016	Jan. 31, 2017	Jan. 31, 2016	Apr. 30, 2016	Apr. 30, 2015
Interest Payable Settled			$ 416,623	$ 306,882			$ 1,159,725	$ 843,229	$ 1,161,339	$ 683,765
Unamortized Debt Discount									585,359
First Promissory Notes [Member] | Company Controlled By A Director Of The Company [Member]
Promissory Notes Description							On September 13, 2013, January 27, 2014 and December 4, 2014, the Company entered into agreements with a company controlled by a director of the Company (the “Lender”) pursuant to which $5,787,280 was advanced to the Company in tranches (the “First Promissory Notes”). The First Promissory Notes were to mature as to $3,000,000 on December 2, 2016 and the balance due on December 31, 2016.
Second Promissory Notes [Member]
Promissory Notes Description							On February 18, 2015 and December 1, 2015, the Company entered into agreements with the Lender pursuant to which $5,457,000 was advanced to the Company in tranches (the “Second Promissory Notes”). The Second Promissory Notes mature were to mature as to $1,000,000 on December 2, 2016, $2,000,000 on June 2, 2017 and the balance due on December 2, 2017.
Promissory Notes Advance			200,000				$ 200,000
Third Promissory Notes [Member]
Promissory Notes Description							Effective August 31, 2016, the Company entered into an agreement (dated June 1, 2016) with the Lender pursuant to which up to an additional $2,965,000 will be advanced to the Company in tranches (the “Third Promissory Notes”). In addition, the First Promissory Notes and the Second Promissory Notes were amended and combined with the Third Promissory Notes with a modified maturity date of December 2, 2017. All other terms of the First Promissory Notes and the Second Promissory Notes remained unchanged.
Promissory Notes Advance			$ 1,420,000				$ 1,420,000
Promissory Notes [Member]
Interest Rate			12.00%	12.00%			12.00%	12.00%
Interest Recorded							$ 1,159,725		$ 525,136
Interest Payable Settled					$ 759,247	$ 640,130
Shares Issued, Shares							852,562		349,325
Shares Issued, Fair Value							$ 200,756		$ 81,112
Accretion Expense							363,386	$ 142,702
Unamortized Debt Discount			$ 396,856				$ 396,856
Promissory Notes [Member] | Bonus Shares [Member]
Shares Issued, Shares							534,480
Shares Issued, Fair Value							$ 55,239
Promissory Notes [Member] | Company Controlled By A Director Of The Company [Member]
Promissory Notes Description									On September 13, 2013 and January 27, 2014, the Company entered into additional agreements with a company controlled by a director of the Company (the "Lender") pursuant to which $5,787,280 was advanced to the Company in tranches (the "Promissory Notes").
Interest Rate									12.00%	12.00%
Interest Recorded									$ 696,376	$ 653,319
Promissory Note Interest Payable Terms									Interest is payable semi-annually as calculated on May 31st and November 30th. Interest is to be paid either in cash or in common shares at the option of the Lender.
Interest Payable Settled	$ 348,188	$ 345,616							$ 523,866
Shares Issued, Shares	1,844,982	1,980,840							2,363,262
Shares Issued, Fair Value	$ 335,741	$ 373,142							$ 466,272
Unamortized Debt Discount									$ 109,173	$ 243,289